Document and Entity Information	Mar. 02, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001610618
Document Type	8-K
Document Period End Date	Mar. 02, 2023
Entity Registrant Name	Cidara Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36912
Entity Tax Identification Number	46-1537286
Entity Address, Address Line One	6310 Nancy Ridge Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	752-6170
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	CDTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false